Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.48%

Aerospace & Defense 1.68%

Raytheon Co.	481,500	$106,383

Airlines 0.87%

Delta Air Lines, Inc.	996,500	55,545

Automobiles 0.99%

Ford Motor Co.	7,160,900	63,159

Banks 12.14%

Bank of America Corp.	4,404,800	144,610
Citigroup, Inc.	1,897,600	141,200
Citizens Financial Group, Inc.	1,878,700	70,038
Comerica, Inc.	270,000	16,513
Fifth Third Bancorp	315,700	8,982
JPMorgan Chase & Co.	1,114,942	147,574
KeyCorp	3,612,300	67,586
U.S. Bancorp	1,004,200	53,443
Wells Fargo & Co.	2,568,700	120,575
Total		770,521

Beverages 1.21%

Coca-Cola Co. (The)	1,313,900	76,732

Biotechnology 1.76%

AbbVie, Inc.	648,600	52,550
Amgen, Inc.	274,800	59,370
Total		111,920

Capital Markets 2.67%

Ameriprise Financial, Inc.	467,600	77,346
Northern Trust Corp.	491,200	48,044
T. Rowe Price Group, Inc.	329,600	44,011
Total		169,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2020

Investments	Shares	Fair Value (000)
Chemicals 3.05%

Air Products & Chemicals, Inc.	395,500	$94,410
Dow, Inc.	1,177,300	54,238
Eastman Chemical Co.	629,100	44,836
Total		193,484

Consumer Finance 1.06%

Discover Financial Services	893,600	67,136

Containers & Packaging 1.31%

Graphic Packaging Holding Co.	2,348,600	36,709
Packaging Corp. of America	487,300	46,659
Total		83,368

Diversified Consumer Services 0.53%

H&R Block, Inc.	1,454,200	33,737

Diversified Telecommunication Services 3.35%

AT&T, Inc.	2,815,749	105,929
Verizon Communications, Inc.	1,792,751	106,561
Total		212,490

Electric: Utilities 4.46%

Duke Energy Corp.	980,539	95,730
Edison International	974,900	74,629
FirstEnergy Corp.	1,429,600	72,609
NextEra Energy, Inc.	151,100	40,525
Total		283,493

Electrical Equipment 0.52%

Hubbell, Inc.	230,500	33,014

Energy Equipment & Services 0.76%

Schlumberger Ltd.	1,440,100	48,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2020

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts 5.44%

Alexandria Real Estate Equities, Inc.	290,600	$47,426
AvalonBay Communities, Inc.	213,400	46,242
Boston Properties, Inc.	403,800	57,885
Host Hotels & Resorts, Inc.	2,066,100	33,760
Prologis, Inc.	896,800	83,295
Starwood Property Trust, Inc.	1,197,800	30,735
UDR, Inc.	955,900	45,797
Total		345,140

Food & Staples Retailing 2.40%

Sysco Corp.	876,000	71,955
Walmart, Inc.	702,100	80,383
Total		152,338

Food Products 2.82%

General Mills, Inc.	1,484,900	77,541
Mondelez International, Inc. Class A	1,768,800	101,494
Total		179,035

Health Care Equipment & Supplies 1.08%

Medtronic plc (Ireland)(a)	594,400	68,617

Health Care Providers & Services 2.52%

CVS Health Corp.	1,498,500	101,628
Quest Diagnostics, Inc.	525,500	58,157
Total		159,785

Hotels, Restaurants & Leisure 1.86%

Las Vegas Sands Corp.	954,800	62,358
Yum! Brands, Inc.	529,800	56,037
Total		118,395

Household Products 3.04%

Kimberly-Clark Corp.	366,600	52,512
Procter & Gamble Co. (The)	1,129,700	140,783
Total		193,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2020

Investments	Shares	Fair Value (000)
Industrial Conglomerates 1.72%

Honeywell International, Inc.	630,400	$109,198

Insurance 5.82%

American International Group, Inc.	1,583,800	79,602
Chubb Ltd. (Switzerland)(a)	611,900	93,002
Everest Re Group Ltd.	170,300	47,100
Hartford Financial Services Group, Inc. (The)	606,700	35,965
Lincoln National Corp.	882,600	48,084
Travelers Cos., Inc. (The)	500,500	65,876
Total		369,629

Leisure Products 0.80%

Hasbro, Inc.	501,900	51,129

Machinery 5.64%

Cummins, Inc.	441,200	70,579
Dover Corp.	605,400	68,925
Illinois Tool Works, Inc.	399,100	69,834
Ingersoll-Rand plc	565,600	75,355
Stanley Black & Decker, Inc.	461,000	73,451
Total		358,144

Media 2.06%

Comcast Corp. Class A	1,941,500	83,854
Interpublic Group of Cos., Inc. (The)	2,064,200	46,857
Total		130,711

Metals & Mining 0.61%

Nucor Corp.	815,900	38,747

Multi-Utilities 1.76%

CMS Energy Corp.	537,400	36,817
Sempra Energy	466,900	75,003
Total		111,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2020

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 6.29%

Chevron Corp.	1,049,632	$112,457
ConocoPhillips	1,214,400	72,172
ONEOK, Inc.	1,074,700	80,463
Total SA ADR	1,214,700	59,022
Valero Energy Corp.	892,050	75,209
Total		399,323

Pharmaceuticals 4.92%

Bristol-Myers Squibb Co.	897,500	56,498
Johnson & Johnson	489,300	72,842
Merck & Co., Inc.	1,094,100	93,480
Pfizer, Inc.	2,398,200	89,309
Total		312,129

Road & Rail 1.20%

Union Pacific Corp.	424,300	76,128

Semiconductors & Semiconductor Equipment 4.58%

Analog Devices, Inc.	286,800	31,476
Broadcom, Inc.	264,400	80,685
Intel Corp.	1,703,300	108,892
Lam Research Corp.	234,000	69,781
Total		290,834

Software 2.61%

Microsoft Corp.	973,700	165,753

Specialty Retail 3.57%

Foot Locker, Inc.	1,377,700	52,311
Home Depot, Inc. (The)	125,400	28,604
Lowe’s Cos., Inc.	633,700	73,661
TJX Cos., Inc. (The)	1,216,100	71,799
Total		226,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2020

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 1.73%

Apple, Inc.	273,500	$84,651
Xerox Holdings Corp.	703,400	25,020
Total		109,671

Tobacco 0.65%

Philip Morris International, Inc.	498,900	41,259

Total Common Stocks (cost $5,741,826,180)		6,316,096

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.51%

Repurchase Agreement

Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $32,530,000 of U.S. Treasury Note at 2.25% due 4/30/2021; value: $33,017,852; proceeds: $32,367,967 (cost $32,365,674)	$32,366	32,366

Total Investments in Securities 99.99% (cost $5,774,191,854)		6,348,462

Cash and Other Assets in Excess of Liabilities(b) 0.01%		668

Net Assets 100.00%		$6,349,130

ADR	American Depositary Receipt.

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at January 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E- Mini S&P 500 Index	March 2020	184	Long	$29,407,840	$29,660,800	$252,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$6,316,096	$—	$—	$6,316,096
Short-Term Investment
Repurchase Agreement	—	32,366	—	32,366
Total	$6,316,096	$32,366	$—	$6,348,462
Other Financial Instruments
Futures Contracts
Assets	$253	$—	$—	$253
Liabilities	—	—	—	—
Total	$253	$—	$—	$253

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(concluded)

A summary of inputs used in valuing the Fund’s investments as of January 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.